Organization and Business (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of provision of digital marketing consultation services
Company name	Place/date of incorporation	Principal activities
1. Entrepreneurship World Technology Holding Group Company Limited	Hong Kong/May 15, 2019	Provision of consulting and promotional services

2. Xian Yunchuang Space Information Technology Co., Ltd.	The People’s Republic of China (“PRC”)/October 18, 2019	Provision of digital marketing consultation services

3. Xian Yunchuang Space Information Technology Co., Ltd, BaiYin Branch	PRC/May 7, 2020	Provision of digital marketing consultation services

Company name	Place/date of incorporation	Principal activities
1. Entrepreneurship World Technology Holding Group Company Limited	Hong Kong/May 15, 2019	Provision of consulting and promotional services

2. Xian Yunchuang Space Information Technology Co., Ltd.	The People’s Republic of China (“PRC”)/October 18, 2019	Provision of digital marketing consultation services

3. Xian Yunchuang Space Information Technology Co., Ltd, BaiYin Branch	PRC/May 7, 2020	Provision of digital marketing consultation services